As filed with the Securities and Exchange Commission on August 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-21167

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman California Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: July 1, 2013 to June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Neuberger Berman California Intermediate Municipal Fund Inc.

07/01/2013 - 06/30/2014

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSGXX	CUSIP 85749P	12/19/2013		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect William L. Marshall	Management	For	For	For
	1.2	Elect Patrick J. Riley	Management	For	For	For
	1.3	Elect Richard D. Shirk	Management	For	For	For
	1.4	Elect Bruce D. Taber	Management	For	For	For
	1.5	Elect Scott F. Powers	Management	For	For	For
	1.6	Elect Michael F. Holland	Management	For	Withhold	Against
	1.7	Elect William L. Boyan	Management	For	For	For
	1.8	Elect Rina K. Spence	Management	For	For	For
	1.9	Elect Douglas T. Williams	Management	For	For	For
	1.10	Elect James E. Ross	Management	For	For	For
	2	Amendment to Declaration of Trust (Feeder Trust)	Management	For	Against	Against
	3	Amendment to Declaration of Trust (Master Trust)	Management	For	Against	Against
	4	Industry Concentration	Management	For	For	For
	5	Borrowing Money and Issuing Senior Securities	Management	For	For	For
	6	Making Loans	Management	For	For	For
	7	Investment in Commodities	Management	For	For	For
	8	Investment in Real Estate	Management	For	For	For
	9	Underwriting of Securities	Management	For	For	For
	10	Pledging, Mortgaging or Hypothecating Fund Assets	Management	For	For	For
	11	Diversification of Investments	Management	For	For	For
	12	Investment in Illiquid Securities	Management	For	For	For
	13	Purchasing of Interests in Oil, Gas or Other Mineral Exploration or Development Programs	Management	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: August 27, 2014